Federated Hermes MDT Large Cap Growth ETF Average Annual Total Returns		12 Months Ended		17 Months Ended
		Dec. 31, 2025		Dec. 31, 2025	[1],[2]	Dec. 31, 2025
Russell 3000® Index(reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.15%	[1],[2]	18.46%		18.46%	[3]
Russell 1000® Growth Index(reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[4]	18.56%				24.70%
Morningstar Large Growth Funds Category Average[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[5]	15.92%				20.45%
Federated Hermes MDT Large Cap Growth ETF
Prospectus [Line Items]
Average Annual Return, Percent		16.88%				23.46%
Performance Inception Date						Jul. 31, 2024
Federated Hermes MDT Large Cap Growth ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		16.86%				23.43%
Federated Hermes MDT Large Cap Growth ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		9.99%				18.05%

[1]	The Russell 3000® Index is a broad-based securities market index that measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
[2]	The Russell 3000® Index is a broad-based benchmark that measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
[3]	The Russell 3000® Index is a broad-based benchmark that measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
[4]	The Russell 1000® Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.
[5]	Morningstar figures represent the average of the total returns reported by all the mutual funds designated by Morningstar as falling into the respective category indicated. They do not reflect sales charges.